Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following as of June 30, 2024 and 2023:
	2024	2023
Accounts receivable	$753,001	$1,018,691
Less: allowance for credit loss	(288,585)	-
Accounts receivable, net	$464,416	$1,018,691

Schedule of Changes of Allowance for Credit Loss for Accounts Receivable	Changes of allowance for credit loss for accounts receivable for the fiscal years ended June 30, 2024 and 2023 are as follows:
	2024	2023

Beginning balance	$-	$-
Additions	288,662	-
Exchange rate difference	(77)	-
Ending balance	$288,585	$-